FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement of assets [abstract]
Financial assets measured at fair value
	December 31, 2019			December 31, 2018
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 3	Carrying value	Level 1	Level 3
Financial assets:
Marketable securities (Note 5)	$1,775	$1,775	$-	$2,597	$2,597	$-
Mineral property investments (Note 7)	5,398	-	5,398	4,417	-	4,417
Total	$7,173	$1,775	$5,398	$7,014	$2,597	$4,417

Financial instruments
At December 31, 2019
	Amortized Cost (Financial assets)	FVTOCI(1)	Amortized Cost (Financial liabilities)	Total
Financial assets:
Cash and cash equivalents	$5,902	$-	$-	$5,902
Current accounts and other receivables	97	-	-	97
Marketable securities	-	1,775	-	1,775
Mineral property investments	-	5,398	-	5,398
Reclamation deposit	119	-	-	119
Total financial assets	$6,118	$7,173	$-	$13,291

Financial liabilities:
Accounts payable and accrued liabilities	$-	$-	$1,398	$1,398

At December 31, 2018
	Amortized Cost (Financial assets)	FVTOCI(1)	Amortized Cost (Financial liabilities)	Total
Financial assets:
Cash and cash equivalents	$5,115	$-	$-	$5,115
Current accounts and other receivables	17	-	-	17
Marketable securities	-	2,597	-	2,597
Mineral property investments	-	4,417	-	4,417
Reclamation deposit	116	-	-	116
Total financial assets	$5,248	$7,014	$-	$12,262

Financial liabilities:
Accounts payable and accrued liabilities	$-	$-	$582	$582

(1)	The Company made an irrevocable election to reclassify marketable securities and mineral property investments fair value remeasurements from FVTPL to FVTOCI.